Long - Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long - Term Debt

Facilities	December 31, 2019	December 31, 2018
2022 Notes	$340,000	$360,000
Less repurchases	(17,277)	(20,000)
2022 Notes (a)	$322,723	$340,000
2024 Notes (b)	39,765	—
DVB Credit Facility (c)	45,445	51,063
Syndicated Senior Secured Credit Facility (d)	224,800	—
Blue Ocean Junior Credit Facility (e, k)	38,500	38,500
Credit Agricole Credit Facility (f)	—	53,069
Blue Ocean Credit Facility (g)	—	23,830
ABN-AMRO Credit Facility (h)	—	62,189
ATB Credit Facility (i)	—	17,100
Credit Agricole Credit Facility (j)	—	80,000
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (l)	164,710	180,500
Citi Credit Facility (m)	12,077	34,800
Hayfin Credit Facility (n)	7,129	8,125
Hellenic Bank Credit Facility (o)	57,700	—
Total	$912,849	$889,176
Less: Current portion of 2022 Notes (a)	(27,923)	(20,000)
Less: Current portion of long-term debt	(59,609)	(44,088)
Less: Original issue discount of 2022 Notes (a)	(1,859)	(2,659)
Less: Original issue discount of 2024 Notes (b)	(6)	—
Less: Deferred financing costs (s)	(14,095)	(9,299)
Non-current portion of Long-Term Debt	$809,357	$813,130

Repayment schedule
Payment due by year ended	Amount
December 31, 2020	$87,532
December 31, 2021	82,848
December 31, 2022	438,408
December 31, 2023	33,975
December 31, 2024 and thereafter	270,086
$912,849

Schedule of Deferred Financing Costs
	December 31, 2019	December 31, 2018
Opening balance	$9,299	$12,818
Expenditure in the period	7,904	307
Amortization included within interest expense	(3,108)	(3,826)
Closing balance	$14,095	$9,299